Employee Benefits Payable - Summary of Employee Benefits Payable (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Short-term employee benefits accruals	$ 6,583,231	$ 7,410,900
Salaries, bonuses and payroll taxes payable [member]
Disclosure of defined benefit plans [line items]
Short-term employee benefits accruals	3,222,323	3,963,535
Vacation accrual [member]
Disclosure of defined benefit plans [line items]
Short-term employee benefits accruals	$ 3,360,908	$ 3,447,365